FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2025
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

17.	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk of an unexpected loss if a customer or third party fails to meet its contractual obligations.

The Company is subject to credit risk on its cash and receivables. The Company limits its exposure to credit loss on cash by placing its cash with a high-quality financial institution. The Company performs credit evaluations of its customers to reduce the credit risk of receivable balances.

Receivables

Receivables primarily consist of trade receivables, accrued receivables and taxes receivable. The Corporation’s exposure to credit risk is associated with trade receivables and the potential risk that any customer is unable to pay amounts due. Allowances for doubtful accounts and bad debts are estimated as at the balance sheet date. The amounts reported for trade receivables on the balance sheet are net of allowances for doubtful accounts and the net carrying value represents the Corporation’s maximum exposure to credit risk.

Management reviews past due trade receivables balances on a continuous basis to monitor potential credit risks. Accounts are considered for impairment on a case-by-case basis when they are past due or when objective evidence is received that a customer may default. A number of factors are considered in determining the likelihood of impairment. All bad debt write-offs and changes in the doubtful trade receivables reserve are expensed or credited, as applicable, to selling expenses in the consolidated statement of comprehensive loss.

Draganfly believes that credit risk associated with its trade receivables is limited for the following reasons:

●	Trade receivables balances are spread amongst a broad customer base;
●	The aging profile of trade receivables balances is systematically monitored by management; and
●	Payments for larger orders are requested at least partially in advance of products being shipped

The Company’s aging of receivables was as follows:

	December 31, 2025	December 31, 2024
0 – 30 days	$264,885	$346,979
31 – 60 days	271,836	150,575
61 – 90 days	100,659	32,002
91 + days	404,202	200,034
	$1,041,582	$729,590

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents. Historically, the Company’s sole source of funding has been the issuance of equity securities for cash, primarily through private placements. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

17.	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONT’D)

The following is an analysis of the contractual maturities of the Company’s financial liabilities at December 31, 2025:

	1 year	1 – 5 years	Total
Trade payable and accrued liabilities	$3,397,343	$-	$3,397,343
Customer deposits	417,641	-	417,641
Deferred income	165,237	44,512	209,749
Derivative liability	492,470	-	492,470
Lease liability	143,624	130,251	273,875
	$4,616,315	$174,763	$4,791,078

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

The following table summarizes the sensitivity of the fair value of the Company’s risk to foreign exchange rates, with all other variables held constant. Fluctuations of 10 percent in the foreign exchange rate between US dollars and Canadian dollars could have resulted in a change impacting net loss upon consolidation as follows:

	December 31, 2025			December 31, 2024
	USD	Change in currency	Effect on after tax loss	USD	Change in currency	Effect on after tax loss
Net monetary assets	$61,368,507	10%	$8,411,168	$4,024,827	10%	$551,643
Net monetary liabilities	(273,323)	10%	(37,462)	(236,518)	10%	(32,417)

Fair value

A number of the Company’s accounting policies and disclosures require the measurement of fair values for financial assets and liabilities. The Company has established a control framework with respect to the measurement of fair values. Fair values are categorized into different levels of a fair value hierarchy based on the inputs used in the valuation techniques as follows:

Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities.

Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly.

Level 3: techniques which use inputs which have a significant effect on the recorded fair value that are not based on observable market data.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars

17.	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (CONT’D)

Cash, equity securities in investee companies and warrants are measured at fair value. The financial assets and liabilities measured at fair value by hierarchy are shown in the table below. The amounts shown are based on the amounts recognized in the consolidated statements of financial position. These financial assets are measured at fair value through profit and loss.

December 31, 2025	Level 1	Level 2	Level 3	Total
Cash	$90,156,821	$-	$-	$90,156,821
Equity securities in investee companies	71,429	-	-	71,429
Derivative liability	-	-	(492,470)	(492,470)
Total	$90,228,250	$-	$(492,470)	$89,735,780

December 31, 2024	Level 1	Level 2	Level 3	Total
Cash	-	-	-	-
Equity securities in investee companies	$14,286	$-	$-	$14,286
Derivative liability	-	-	(2,198,121)	(2,198,121)
Total	$14,286	$-	$(2,198,121)	$(2,183,835)

The following table shows the valuation techniques used in measuring Level 3 fair values for the derivative liability as well as the significant unobservable inputs used.

Type	Valuation technique	Key inputs	Inter-relationship between significant inputs and fair value measurement
Warrant derivative liability	The fair value of the warrants derivative liability at initial recognition and at year end has been calculated using the Black Scholes Option Pricing Model	Key observable inputs ● Share price ● Risk free interest rate ● Dividend yield Key unobservable inputs ● Expected volatility

The estimated fair value would increase (decrease) if:

● The price was higher (lower)

● The risk-free rate was higher (lower)

● The dividend yield was lower (higher)

● The expected volatility was higher (lower)

For the fair value of the derivative liability, reasonable possible changes to the expected volatility, the most significant unobservable input would have the following effects:

Unobservable Inputs	Change	Impact on comprehensive loss
		Year ended December 31, 2025	Year ended December 31, 2024
Volatility	20%	$25,437	$201,109

Capital Management

The Company manages its capital to maintain its ability to continue as a going concern and to provide returns to shareholders and benefits to other stakeholders. The capital structure of the Company consists of shareholders’ equity.

The Company manages its capital structure and makes adjustments to it in light of economic conditions. The Company, upon approval from its board of directors, will balance its overall capital structure through new equity issuances or by undertaking other activities as deemed appropriate under the specific circumstances. The Company is not subject to externally imposed capital requirements and the Company’s overall strategy with respect to capital risk management remains unchanged from the year ended December 31, 2024.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2025

Expressed in Canadian Dollars